Mortgage Loans Held for Sale and Warehouse Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2023
Mortgage Loans Held For Sale And Warehouse Agreement Borrowings [Abstract]
Schedule of Warehouse Lines Of Credit
The Company has the following outstanding warehouse lines of credit:

			December 31,
(Amounts in thousands)	Maturity	Facility Size	2023	2022
Funding Facility 1 (1)	January 31, 2024	$100,000	$61,709	89,673
Funding Facility 2 (2)	August 4, 2023	—	—	9,845
Funding Facility 3 (3)	December 6, 2024	150,000	40,088	44,531
Funding Facility 4 (4)	August 2, 2024	175,000	24,421	—
Total warehouse lines of credit		$425,000	$126,218	$144,049
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(1)Interest charged under the facility is at the 30-day term SOFR plus 2.125%. Cash collateral deposit of $15.0 million is maintained. Subsequent to December 31, 2023, the Company extended the maturity to July 31, 2024.Interest charged under the facility was at the 30-day term SOFR plus 1.77%. Funding Facility 2 matured on August 4, 2023 and the Company did not extend beyond maturity. Prior to maturity, the size of the facility was $150.0 million.Interest charged under the facility is at the 30-day term SOFR plus 2.10%-2.25%. Cash collateral deposit of $3.8 million was maintained and included in restricted cash. Interest charged under the facility is at the 30-day term SOFR plus 1.75% - 3.75%. There is no cash collateral deposit maintained as of December 31, 2023.

Schedule Of Loans Held For Sale	The Company’s LHFS are summarized below by those pledged as collateral and those fully funded by the Company:

	December 31,
(Amounts in thousands)	2023	2022
Funding Facility 1	$63,483	$101,598
Funding Facility 2	—	10,218
Funding Facility 3	42,316	46,356
Funding Facility 4	26,894	—
Total LHFS pledged as collateral	132,693	158,172
Company-funded LHFS	12,386	136,599
Company-funded Home Equity Line of Credit	25,098	8,320
Total LHFS	170,177	303,091
Fair value adjustment	(27)	(54,265)
Total LHFS at fair value	$170,150	$248,826